Summary Of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Schedule of basic and diluted loss per ordinary share
Basic earnings per share is computed by dividing income attributable to controlling interest by the weighted average number of shares of Class A Common Stock outstanding during the period. Diluted earnings per common share excludes potentially dilutive instruments which were outstanding during the period but were anti-dilutive. The following table shows the computation of basic and diluted earnings per share:

For the Period
(Dollars in Thousands, except share data)	January 3 – March 31, 2023 (Successor)
Net (loss) attributable to controlling interest - basic and diluted	$(68,740)
Weighted-average shares of Class A Common Stock outstanding - basic and diluted	57,546,811
(Loss) per Class A Common Stock - basic and diluted	$(1.19)

ALVARIUM TIEDEMANN HOLDINGS, INC [Member]
Significant Accounting Policies [Line Items]
Summary Of Ordinary Shares Subject To Redemption
As of December 31, 2022 and 2021, the Class A ordinary shares subject to redemption reflected on the balance sheets are reconciled in the following table:

Gross Proceeds	$345,000,000
Less:
Proceeds allocated to Public Warrants	(15,007,500)
Class A ordinary shares issuance costs	(18,671,929)
Plus:
Remeasurement of carrying value to redemption value	33,679,429
Interest earned on Trust Account	31,308

Class A ordinary shares subject to possible redemption at December 31, 2021	$345,031,308
Interest earned on Trust Account	4,952,531

Class A ordinary shares subject to possible redemption at December 31, 2022	$349,983,839

Schedule of basic and diluted loss per ordinary share
Accordingly, basic and diluted (loss) income per ordinary share is calculated as follows:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Class A Ordinary Shares
Numerator: Net income (loss) allocable to Class A ordinary shares
Net income (loss)	$8,779,014	$(1,035,380)
Less: Allocation of net income (loss) to Class B ordinary shares	(1,755,803)	(232,904)

Proportionate share of net income (loss)	$7,023,211	$(802,476)

Denominator: Weighted Average Class A ordinary shares
Basic and diluted weighted average shares outstanding	34,500,000	29,112,329

Basic and diluted net income (loss) per share	$0.20	$(0.03)

Class B Ordinary Shares
Numerator: Net income (loss) allocable to Class B ordinary shares
Net income (loss)	$8,779,014	$(1,035,380)
Less: Allocation of net income (loss) to Class A ordinary shares	(7,023,211)	(802,476)

Proportionate share of net income (loss)	$1, 755,803	$(232,904)
Denominator: Weighted Average Class B ordinary shares
Basic and diluted weighted average shares outstanding	8,625,000	8,449,315

Basic and diluted net income (loss) per share	$0.20	$(0.03)